Transactions with related parties (Details Narrative) $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022	Jun. 06, 2022	Mar. 30, 2022 shares
Related Party Transaction [Line Items]
General and administrative expenses	$ 5,115	$ 3,894
Common Partnership units transferred from CGC to Capital Gas Corp. [Member]
Related Party Transaction [Line Items]
Common Partnership units transferred | shares					1,153,846
Master Agreement [Member] | One X-DF LNG/C Vessel (“174.000 CBM”) [Member]
Related Party Transaction [Line Items]
Vessel capacity in CBM				174,000
Related Party Transaction, Description of Transaction	In February 2023, the Partnership acquired from CMTC the shares of the company owning one 174,000 CBM LNG/C vessel, the LNG/C Asterix I (Note 5), which entered into a floating fee management agreement with Capital Gas Ship Management Corp. (“Capital-Gas”).
Master Agreement [Member] | Two Eco Container Carriers Vessels (“13.312 TEU”) [Member]
Related Party Transaction [Line Items]
Vessel capacity in TEU				13,312
Related Party Transaction, Description of Transaction	In January 2023, the Partnership acquired from CMTC the shares of the company owning a 13,312 TEU container carrier vessel, the M/V Itajai Express (Note 5), which entered into a floating fee management agreement with Capital-Executive Ship Management Corp. (“Capital Executive”).
Master Agreement [Member] | One Eco Container Carriers Vessels (“13.696 TEU”) [Member]
Related Party Transaction [Line Items]
Vessel capacity in TEU				13,696
Related Party Transaction, Description of Transaction	In June 2023, the Partnership acquired from CMTC the shares of the company owning a 13,696 TEU container carrier vessel, the M/V Buenaventura Express (Note 5), which entered into a floating fee management agreement with Capital-Executive.
Administrative And Service Agreements [Member]
Related Party Transaction [Line Items]
General and administrative expenses	$ 1,175	$ 975
Capital Maritime & Trading Corp. [Member]
Related Party Transaction [Line Items]
The percentage of ownership of common units	24.90%		23.10%
Capital Gas Corp. [Member]
Related Party Transaction [Line Items]
The percentage of ownership of common units	5.70%		5.70%